Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
REVENUES:
Voyage revenues	$ 156,403	$ 148,878	$ 131,657
Revenues from contracts with customers	0	11,602	0
EXPENSES:
Voyage expenses	(4,465)	(1,478)	(1,328)
Voyage expenses-related party	(1,983)	(1,860)	(1,632)
Vessel operating expenses	(31,643)	(34,412)	(29,773)
Dry-docking and special survey costs		(17,650)	(12,791)
General and administrative expenses	(1,440)	(1,331)	(2,099)
General and administrative expenses- related party	(703)	(701)	(688)
Management fees-related party	(6,599)	(6,389)	(6,203)
Depreciation	(32,151)	(31,946)	(31,806)
Operating income	77,419	64,713	45,337
OTHER INCOME/(EXPENSES):
Interest and finance costs	(31,176)	(39,210)	(27,911)
Interest income	2,547	2,593	829
Gain on derivative financial instrument	1,755	5,267	33,655
Gain/ (Loss) on Debt extinguishment	(331)	(154)	2,072
Other Income	1,492	2,881
Other, net	(115)	(218)	28
Total other income/ (expenses), net	(25,828)	(28,841)	8,673
Partnership's Net Income	51,591	35,872	54,010
Common unitholders' interest in Net Income	38,575	24,285	42,405
General Partner's interest in Net Income	$ 38	$ 24	$ 42
Earnings per unit, basic and diluted:
Common unit, basic	$ 1.05	$ 0.66	$ 1.15
Common unit, diluted	$ 1.05	$ 0.66	$ 1.15
Weighted average number of units outstanding, basic and diluted:
Common units, basic	36,799,490	36,802,247	36,802,247
Common units, diluted	36,799,490	36,802,247	36,802,247
Series A Preferred unitholders
OTHER INCOME/(EXPENSES):
Preferred unitholders' interest in Net Income	$ 6,750	$ 6,750	$ 6,750
Series B Preferred unitholders
OTHER INCOME/(EXPENSES):
Preferred unitholders' interest in Net Income	$ 6,228	$ 4,813	$ 4,813